23 Post-employment benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 238,326	R$ 243,750	R$ 237,597
Management [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	1,560	1,725	1,690
Pension Plans [Member] | Management [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	1,450	1,598	1,500
Healthcare Plan [Member] | Management [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	110	127	190
Employees [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	236,766	242,025	235,907
Employees [Member] | Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	72,067	78,209	78,680
Employees [Member] | Healthcare Plan - Post Employment [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	99,578	97,866	97,511
Employees [Member] | Healthcare Plan - Active Employees [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	87,515	86,580	81,617
Employees [Member] | Transfers To Construction In Progress [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ (22,394)	R$ (20,630)	R$ (21,901)